Options - Schedule of Stock Option Activity (Details) - USD ($)	1 Months Ended				9 Months Ended	12 Months Ended
	May 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning Balance					1,732,846	1,197,846	1,044,500
Number of Options Exercisable, Beginning Balance					1,107,259	781,300	584,000
Number of Options, Granted	505,000	505,000	560,400	253,846	505,000	560,400	263,846
Number of Options, Forfeited					25,800	(25,400)	(35,000)
Number of Options, Expired					35,700		(75,000)
Number of Options Outstanding, Ending Balance					2,176,346	1,732,846	1,197,846
Number of Options Exercisable, Ending Balance					1,204,521	1,107,259	781,300
Weighted Average Exercise Price Outstanding, Beginning Balance					$ 1.19	$ 0.97	$ 0.92
Weighted Average Exercise Price Exercisable, Beginning Balance					0.96	1.02	1.05
Weighted Average Exercise Price, Granted					0.43	0.50	0.64
Weighted Average Exercise Price, Forfeited					0.92	0.46	1.02
Weighted Average Exercise Price, Expired					0.60		1.13
Weighted Average Exercise Price Outstanding, Ending Balance					0.73	1.19	0.97
Weighted Average Exercise Price Exercisable, Ending Balance					$ 0.89	$ 0.96	$ 1.02
Contractual Life in Years Outstanding, Beginning Balance	10 years	10 years			6 years 11 months 23 days	6 years 11 months 15 days	3 years 4 months 17 days
Contractual Life in Years Exercisable, Beginning Balance					5 years 10 months 28 days	6 years 3 months 19 days	3 years 7 days
Contractual Life in Years, Granted					0 years	9 years 3 months 4 days	9 years 18 days
Contractual Life in Years, Forfeited					0 years	9 years 22 days	8 years 2 months 30 days
Contractual Life in Years, Expired					0 years	0 years	4 years 6 months 14 days
Contractual Life in Years Outstanding, Ending Balance					7 years 4 days	6 years 11 months 23 days	6 years 11 months 15 days
Contractual Life in Years Exercisable, Ending Balance					5 years 8 months 9 days	5 years 10 months 28 days	6 years 3 months 19 days
Intrinsic Value Outstanding, Beginning Balance
Intrinsic Value Exercisable, Beginning Balance
Intrinsic Value Outstanding, Ending Balance					1,303,547
Intrinsic Value Exercisable, Ending Balance					$ 537,356